14. Post-employment benefits	6 Months Ended
Jun. 30, 2020
Post-employment Benefits
Post-employment benefits
14.	Post-employment benefits
	06.30.2020	12.31.2019
Liabilities
Petros Pension Plan - Renegotiated (PPSP-R)	5,585	10,231
Petros Pension Plan - Non-renegotiated (PPSP-NR)	1,614	3,264
Petros Pension Plan - Renegotiated - Pre-70	1,333	−
Petros Pension Plan - Non-renegotiated - Pre-70	951	−
Petros 2 Pension Plan	439	989
AMS Medical Plan	8,056	11,986
Other plans	19	24
Total	17,997	26,494
Current	668	887
Non-current	17,329	25,607

14.1.	Pension and medical benefits

On December 27, 2019, the Previc authorized the split of PPSP-R and PPSP-NR plans, aiming to gather participants of “Pre-70 group” in “PPSP-R Pre-70” and “PPSP-NR Pre-70”.

Financial statements for the PPSP-R and PPSP-NR plans for 2019 were approved by the Executive Council of Petros on March 18, 2020, presenting an accumulated deficit of US$ 573 (R$ 2,309 million) and US$ 271 (R$ 1,093 million), respectively, according to the general accepted accounting standards for the post-retirement sector, regulated in Brazil by the Post-Retirement Benefit Federal Council – CNPC.

The deficits were computed based on annual actuarial review carried out by an independent actuary and were already considered in the Company’s audited financial statements ended December 31, 2019.

The table below presents the reconciliation of the deficit of Petros Plan registered by Petros as of December 31, 2019, according to the standards issued by CNPC and according to international accounting standards (IAS 19):

		2019
	PPSP-R	PPSP-NR
Deficit registered by Petros	573	271
Financial assumptions	3,326	906
Ordinary and additional sponsor contributions	3,305	811
Changes in fair value of plan assets (*)	2,217	1,193
Others (including Actuarial valuation method)	810	83
Net actuarial liability registered by the Company	10,231	3,264
(*) Balance of accounts receivable arising from the Term of Financial Commitment - TFC signed with Petrobras, which Petros recognizes as equity.

New Deficit Settlement Plan (New PED)

On April 28, 2020, the New Deficit Settlement Plan for the PPSP-R and PPSP-NR was approved, with changes in regulation regarding the reduction of the lump sum death benefit by the Secretariat of Management and Governance of the State-owned Companies (SEST) and, on May 5, 2020, the Superintendency of Post-retirement Benefits (PREVIC) approved it.

The New PED, which covers 2015 and 2018 deficits and incorporates 2019 results, amounts to US$ 6.5 billion (R$ 33.7 billion) as of December 31, 2019. Of the total amount, US$ 2,852 (R$ 15,620 million) will be paid by Petrobras, in compliance with contributory parity provided for by relevant legislation, of which US$ 2,477 (R$ 13,566 million) will be paid through lifelong additional contributions and US$ 304 (R$ 2,054 million) of Company’s contribution will be paid in installments over 20 years as a counterpart for the reduction of the lump sum death benefit (see below for information about the debt instrument).

The rest of the deficit will be paid by other sponsors and participants of the PPSP-R and PPSP-NR plans.

The current model differs from that applied in PED-2015, aiming at reducing the additional contributions of most of the participants by: (i) extending the collection time from 18 years to a lifetime; (ii) fixed contribution rates; (iii) the institution of an annual contribution of 30% on the 13th salary; and (iv) the reduction in the amount of the lump sum death benefit.

The New PED sets forth changes is some rights and the regulation of the PPSP-R and PPSP-NR, in accordance with Resolution 25 of CGPAR (Commission for Corporate Governance and Administration of Participation of the Brazilian Federal Government), of December 6, 2018 which establishes guidelines and parameters for federal state companies regarding the sponsorship of pension plans.

The main changes in the regulation were: (i) on the computation of the lump sum death benefit; (ii) retirement independent from being retired by the INSS, (iii) on the computation of the benefit and (iv) readjustment by the IPCA inflation rate (consumer price index). Except for item (i), these changes are only applicable to active participants without acquired rights (employees who did not retire by the INSS before its regulation was amended).

Intermediate revision of the PPSP-R and PPSP-NR plans

Following the approval of the New PED, in May 2020, which included amendment to the regulations, as well as provided for the Company’s contribution for the equalization of the deficit, the actuarial liabilities of the PPSP-R and PPSP-NR plans reduced by US$ 269, due to:

with the amendment to the regulations of the PPSP-R and PPSP-NR plans, the actuarial liabilities of the pension and health benefit plans were remeasured, whose effects were:

(i)	a US$ 5 gain in profit or loss, relating to the cost of past service, of which a US$ 359 gain relates to the reduction in the lump sum death benefit, a US$ 304 loss relates to the contribution for the equalization of the deficit, and a US$ 48 loss relates to other changes in the regulation of these plans;
(ii)	a US$ 264 gain within other comprehensive income, relating mainly to the increase in the discount rate, partially offset by the decrease on the value of plan assets and for the recalculation of additional contributions.

Changes in the cost of past service results from the changes in the regulations of the plans, mainly the reduction on the lump sum death benefit, retirement independent from being retired by the INSS, as well as the establishment of a reference unit for the plan (UR), which sets a single value of US$ 0.7 thousand (R$ 4 thousand) , adjusted annually by the IPCA (National Consumer Price Index), to determine the value of the Petros supplementation, replacing the previous rule which was based on an estimation of INSS retirement of active participants without acquired rights.

The average duration of the actuarial liabilities of the PPSP-R and PPSP-NR plans, on May 31, 2020, was 13.14 years and 12.34 years, respectively (13.78 years and 11.05 years on December 31 2019, respectively).

a)                Debt instrument

On June 30, 2020, the Company signed a Debt instrument with Petros, relating to the New PED, in the amount of US$ 304, calculated based on the Previc rules, referring to the contribution for the equalization of the deficit of the PPSP-R and PPSP-NR plans, foreseen in the New PED, equivalent to the reduction of the lump sum death benefit. This contribution differs from the actuarial liability reduction amount of US$ 359, mainly due to differences in assumptions.

The debt instrument will be paid in 40 semiannual installments for a period of up to 20 years and updated by interest and IPCA, with the payment scheduled to start in January 2021.

b)               Plan assets of PPSP-R and PPSP-NR

The balance of plan assets, considered in the intermediate review as of May 31, 2020, of the PPSP-R and PPSP-NR plans, in the amount of US$ 7,018 and US$ 1,816 (US$ 10,688 and US$ 2,691 as of December 31, 2019, respectively), had a reduction in relation to 2019 due to the depreciation of investments linked to the index of the Brazilian stock exchange (Ibovespa) and to the index of Brazilian Federal Government bonds indexed to inflation (IMAB5 +).

The assets are mainly represented by investments in fixed income and variable income, according to the allocation limit provided for in the current regulation.

c)                Actuarial liabilities of other plans

Due to the intermediate review for the PPSP-R and PPSP-NR plans, the Company update the net actuarial liabilities of the other plans, as of May 2020, using the new discount rate, given its representativeness in the value of the total obligation, in order to obtain uniformity between the plans, using the sensitivity analysis for 2019 (effect of the discount rate variation on the obligation) as a parameter, as well as plan assets as of May 2020. This update resulted in a reduction on the actuarial liabilities and a gain accounted for within other comprehensive income, amounting to US$ 1,419, mainly due to the increase in the discount rate.

d)               Actuarial assumptions

The actuarial assumptions used to carry out the intermediate revision of May 2020, compared with those adopted in the revision of December 2019, were revised and have not changed, except for the assumptions presented below:

				06.30. 2020				12.31.2019
	PPSP-R	PPSP-NR	PP2	AMS	PPSP-R	PPSP-NR	PP2	AMS
Discount rate (excluding inflation)	4.18%	4.12%	4.56%	4.34%	3.40%	3.37%	3.56%	3.46%

Changes in the actuarial liabilities, in the fair value of the assets and in the amounts recognized in the statement of financial position

Changes in the net defined benefits are set out as follows:

	Pension Plans			Medical Plan
	Petros Renegotiated	Petros Non-renegotiated	Petros 2	AMS	Other plans	Total
Balance at January 1, 2019	7,152	2,880	411	12,236	71	22,750
Discontinued operations	(399)	(176)	(17)	(651)	(1)	(1,244)
Remeasurement effects recognized in other comprehensive income	4,155	815	527	89	3	5,589
Current service cost	51	6	40	208	2	307
Interest income and expenses	510	205	35	1,024	5	1,779
Contributions paid	(340)	(107)	-	(442)	(7)	(897)
Payments related to Term of financial commitment	(717)	(269)	-	-	-	(985)
Others	-	-	-	-	(48)	(48)
Cumulative Translation Adjustment	(181)	(90)	(7)	(478)	(1)	(757)
Balance at December 31, 2019	10,231	3,264	989	11,986	24	26,494
Current	348	163	−	376	−	887
Non-current	9,883	3,101	989	11,610	24	25,607
Balance at December 31, 2019	10,231	3,264	989	11,986	24	26,494
Remeasurement effects recognized in other comprehensive income
(Gains) / Losses - financial assumptions	(182)	(112)	(348)	(1,067)	(4)	(1,713)
(Gains) / Losses - experience - additional contributions	54	87	-	-	-	141
Experience (gains) / losses	(421)	310	-	-	-	(111)
Debt instrument - contribution for the equalization of the deficit	203	95	-	-	-	298
Cost of past service - regulation change	-	-	-	-	-	−
Reduction in the ump sum death benefit	(241)	(111)	-	-	-	(352)
Other changes	32	15	-	-	-	47
Current service cost	4	-	39	115	-	158
Interest income and expenses	206	86	38	334	2	666
Contributions paid	(133)	(41)	-	(148)	(1)	(323)
Payments related to Term of financial commitment	(173)	(163)	-	-	-	(336)
Others	-	-	1	-	4	5
Cumulative Translation Adjustment	(2,662)	(865)	(280)	(3,164)	(6)	(6,977)
Balance at June 30, 2020	6,918	2,565	439	8,056	19	17,997
Current	265	126	-	277	-	668
Non-current	6,653	2,439	439	7,779	19	17,329
Balance at June 30, 2020	6,918	2,565	439	8,056	19	17,997
(*) Balances segregated on January 1, 2020, following the split approval on December 27, 2019.

The US$ 1,713 net actuarial gain on the financial assumption arises from the increase of the discount rate on the actuarial liabilities (a US$ 3,133 gain), net of a US$ 1,420 loss resulting from the return rate of assets below the discount rate, mainly PPSP-R and PPSP-NR.

Pension and medical benefit expenses, net recognized in the statement of income are set out as follows:

	Pension Plans			Medical Plan
	Petros Renegotiated	Petros Non-renegotiated	Petros 2	AMS	Other Plans	Total
Related to active employees	26	26	68	208	1	329
Related to retired employees	178	59	9	241	1	488
Net costs for Jan-Jun/2020	204	85	77	449	2	817
Net costs for Jan-Jun/2019	288	108	39	631	4	1,070
Related to active employees	11	24	43	104	2	184
Related to retired employees	58	19	4	108	−	189
Net costs for Apr-Jun/2020	69	43	47	212	2	373
Net costs for Apr-Jun/2019	141	53	19	309	5	527

For the first half of 2020, the Company's contribution to the defined contribution portion of the Petros Plan 2 was US$ 85 (US$ 117 for the same period of 2019) recognized in the statement of income. For the second quarter of 2020, the contribution was US$ 35 (US$ 56 for the same period of 2019).